Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2022	$ 5,625	$ (5,625)	$ 1,282	$ 158,475	$ 159,757
Balance, shares at Mar. 31, 2022	11,250,000
Net profit (loss) for the year				2,787,236	2,787,236
Dividend declared and settled (Note 14)				(2,564,103)	(2,564,103)
Balance at Mar. 31, 2023	$ 5,625	(5,625)	1,282	381,608	382,890
Balance, shares at Mar. 31, 2023	11,250,000
Net profit (loss) for the year				2,326,597	2,326,597
Dividend declared and settled (Note 14)				(1,711,225)	(1,711,225)
Balance at Mar. 31, 2024	$ 5,625	(5,625)	1,282	996,980	998,262
Balance, shares at Mar. 31, 2024	11,250,000
Net profit (loss) for the year				(5,730,751)	(5,730,751)
Dividend declared and settled (Note 14)				(1,108,692)	(1,108,692)
Issuance of ordinary shares		5,625			5,625
Issuance of ordinary shares pursuant to IPO, net of offering costs (Note 14)	$ 863		6,818,672		6,819,535
Issuance of ordinary shares pursuant to IPO, net of offering costs, shares	1,725,000
Balance at Mar. 31, 2025	$ 6,488		$ 6,819,954	$ (5,842,463)	$ 983,979
Balance, shares at Mar. 31, 2025	12,975,000